STEIN ROE ADVISOR FUNDS
SEMIANNUAL REPORT
DECEMBER 31, 1999

[PHOTO OF BONDS]

STEIN ROE FIXED INCOME FUND

TAXABLE BOND FUND

           STEIN ROE ADVISOR INTERMEDIATE BOND FUND


LOGO: STEIN ROE MUTUAL FUNDS
Sensible Risks. Intelligent Investments.(R)

CONTENTS
-------------------------------------------------------------------------------

PERFORMANCE...........................................................         1

   How the Stein Roe Advisor Intermediate Bond Fund has done over time

QUESTIONS & ANSWERS...................................................         2

   Interview with the portfolio manager and summary of investment activity

PORTFOLIO OF INVESTMENTS..............................................         4

   A complete list of investments with market values

FINANCIAL STATEMENTS..................................................         9

   Statements of assets and liabilities, operations and changes in net assets

NOTES TO FINANCIAL STATEMENTS..........................................       15

FINANCIAL HIGHLIGHTS...................................................       17

   Selected per-share data


                Must be preceded or accompanied by a prospectus.

FUND PERFORMANCE
--------------------------------------------------------------------------------


One way to evaluate a fund's historical performance is to look at the cumulative return percentage, the average annual total return percentage or the growth of a hypothetical $10,000 investment. Below, we compare Stein Roe Advisor Intermediate Bond Fund with its benchmark. Each performance figure includes changes in a fund's share price, plus reinvestment of any dividends (net investment income) and capital gains distributions (the profits the fund earns when fixed income securities grow in value).

              CUMULATIVE SIX-MONTH AND AVERAGE ANNUAL TOTAL RETURNS
                         PERIODS ENDED DECEMBER 31, 1999
------------------------------------------------------------------------------------------------------------------
                                                              6 Months       1 Year        5 Years       10 Years
------------------------------------------------------------------------------------------------------------------
STEIN ROE ADVISOR INTERMEDIATE BOND FUND                         0.91%        1.00%          7.30%          7.09%
Lehman Brothers Intermediate Government/
Corporate Bond Index                                             0.98%        0.39%          7.10%          7.26%


GROWTH of a $10,000 investment for the ten years ended December 31

--------------------------------------------------------------------------------
STEIN ROE ADVISOR INTERMEDIATE BOND FUND


             Lehman Brothers Intermediate Government/     Stein Roe Advisor
             Corporate Bond Index                         Intermediate Bond Fund
12/31/89     10000                                        10000
12/31/90     10916                                        10692
12/31/91     12512                                        12266
12/31/92     13409                                        13174
12/31/93     14588                                        14357
12/31/94     14306                                        13943
12/31/95     16499                                        16252
12/31/96     17167                                        16952
12/31/97     18519                                        18477
12/31/98     20082                                        19635
12/31/99     20160                                        19832

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. Total return figures do not include sales charges or contingent deferred sales charges (CDSC). Class K shares may be purchased only through certain intermediaries, including certain bank trust departments, wrap fee programs and retirement plans. The Advisor currently limits expenses on Class K shares to 1.00% of average net assets. Absent this limit, total return would be less. Historical performance for Class K shares for the period prior to 2/4/98 is based on the performance of the SR&F Intermediate Bond Portfolio, restated to reflect 12b-1 fees and any other expenses applicable to that class, without giving any effect to fee waivers and assuming reinvestment of dividends and capital gains. This graph compares the performance of the Stein Roe Advisor Intermediate Bond Fund to the Lehman Brothers Intermediate Government/Corporate Bond Index, an unmanaged group of investment-grade bonds not associated with any Stein Roe fund. Unlike mutual funds, it is not possible to invest directly in an index.

QUESTIONS & ANSWERS
AN INTERVIEW WITH MIKE KENNEDY, PORTFOLIO MANAGER OF STEIN ROE
ADVISOR INTERMEDIATE BOND FUND AND SR&F INTERMEDIATE BOND PORTFOLIO

                                    FUND DATA
--------------------------------------------------------------------------------
   INVESTMENT OBJECTIVE:

   Seeks high current income consistent with capital preservation by investing primarily in a diversified portfolio of marketable debt securities. The dollar-weighted average life of its portfolio is expected to be between three and 10 years.
--------------------------------------------------------------------------------

Q: HOW DID THE FUND PERFORM DURING THE SIX-MONTH PERIOD ENDED DECEMBER 31, 1999?

A: Stein Roe Advisor Intermediate Bond Fund generated a return of 0.91%, underperforming the Lehman Intermediate Government/Corporate Bond Index return of 0.98%.

Q: A LARGE PART OF YOUR STRATEGY IN RECENT YEARS HAS BEEN TO SHIFT ASSETS FROM CORPORATE BONDS TO TREASURY BONDS AND VICE VERSA BASED ON YOUR OUTLOOK FOR EACH MARKET. CAN YOU TELL US WHERE YOU SHIFTED ASSETS DURING THE PERIOD?

A: Corporate securities gathered a lot of our attention during the period. At the end of the six months, over 70% of the Portfolio's assets were dedicated to this asset class. We did boost our allocation to Treasury bonds for a short time during the beginning of the period as potential new issue corporate bond supply made corporate bonds less attractive. Investors feared that any company looking to issue debt in the near future would issue before the end of the year to avoid any potential problems related to Y2K. Toward the end of September, it became clear the market had grossly overestimated corporate bond supply and the yields on corporate bonds had risen intensely. Therefore, we moved the majority of Treasury bonds back to corporate bonds, ending the period with just 2.6% of assets in Treasury securities. This shift worked well for the Portfolio as corporate bonds outperformed Treasury bonds from October through December.

Q: DID YOU ADJUST THE PORTFOLIO'S OVERALL CREDIT QUALITY?

A: We shifted the Portfolio's overall quality lower as recovery in international economies led to an unwinding of the flight to quality we saw last year. By the end of the period, we held a larger-than normal position in investment-grade bonds rated BBB, as well as high yield bonds. This benefited performance as lower-rated holdings performed the best.

Q: DID YOU SHORTEN THE PORTFOLIO'S DURATION AS INTEREST RATES INCREASED?

A: Yes. We maintained a shorter duration as interest rates rose. Toward the end of the period we believed that most of the increases in rates were behind us, and we increased the duration. Short-term rates may rise further in the months ahead but we do not believe that will have a big impact on long-term interest rates.

Q: THE PORTFOLIO'S POSITION IN MORTGAGE-BACKED SECURITIES INCREASED DURING THE PERIOD TO 17.9%. HOW DID THIS SECTOR PERFORM AND WHAT MOTIVATED YOU TO INCREASE YOUR POSITION?

A: Mortgage-backed securities performed exceptionally well in the second quarter of this fiscal year - from October through December. It's usually a matter of what issues are priced better in the market for us. Earlier in the year, Treasury securities were priced a little better, and before that it was corporate bonds. By the end of the period, we found the valuations of mortgage-backed securities to be attractive, and increased our holdings to what we consider a more normal position.

Q: WHAT INDUSTRIES DID YOU FIND NOTEWORTHY DURING THE PERIOD?

A: We continue to pay a lot of attention to bonds in the energy sector. The increase in the price of oil has continued to support the performance of this group. The insurance industry also got a lot of our attention in the latter part of the six-month period. After a strong rally, we sold many of our insurance company holdings.

Q: WHAT WAS YOUR INTERNATIONAL POSITION THROUGHOUT THE PERIOD?

A: Twenty-five percent of the Portfolio's holdings were in non-U.S., or Yankee bonds at year-end. Recovery in international economies, particularly Asia and Latin America, supported performance for the group during the period. We think this area will continue to perform well because the outlook for the global economy is positive. The largest of our non-U.S. holdings were in United Kingdom bonds during the period. The rest of our allocation is a diversified mix of Asia, Europe and Latin America. In Latin

America we've been able to buy bonds backed by oil. This way we're not directly exposed to that country's economy and politics, as the oil is a strong asset backing up the bond.

Q: WHAT MARKET EVENTS WILL AFFECT THE PORTFOLIO IN COMING MONTHS?

A: Sector allocation will continue to be important. With a strong global economy and good earnings growth, we expect corporate bonds will do well in the coming months, and we plan to invest the majority of the Portfolio's assets in that area.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU LESS SHARES. Total return includes changes in share price and reinvestment of income and capital gains distributions. Portfolio holdings are as of 12/31/99 and are subject to change.

Investing in high-yield bonds involves greater credit and other risks not associated with investing in higher-quality bonds. Foreign investments involve market, political, accounting and currency risks not associated with other investments. The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged group of bonds that vary in quality; it is not available for direct investment. Source of data: Lipper, Inc.

SR&F INTERMEDIATE BOND PORTFOLIO
--------------------------------------------------------------------------------
Portfolio of Investments at December 31, 1999 (Unaudited)
(All amounts in thousands)



LONG-TERM OBLIGATIONS (98.3%)                                                               Par            Value
-----------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS (2.6%)
U.S. Treasury Notes
   6.000% 8/15/09................................................................         $ 1,500      $    1,453
   6.250% 2/15/03................................................................           9,000           8,973
                                                                                                       ----------
                                                                                                           10,426
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (7.3%)
FHLMC Gold
   12.000% 7/1/20................................................................           1,610           1,795
FNMA
   8.500% 4/1/01.................................................................             111             114
   6.000% 4/1/09.................................................................           7,735           7,433
   6.000% 1/1/14.................................................................           5,878           5,580
   6.000% 1/1/24.................................................................           1,954           1,805
   6.000% 3/1/24.................................................................             722             667
   6.500% 10/1/28................................................................           6,641           6,257
FNMA Remic Trusts
   9.250% 3/25/18 Series 1988-4 Class Z..........................................           1,508           1,573
GNMA
   8.000% 2/15/08................................................................           2,350           2,390
   9.000% 6/15/16................................................................              60              63
   9.000% 10/15/16...............................................................             122             129
   6.625% 7/20/25 ARM............................................................           1,421           1,434
                                                                                                       ----------
                                                                                                           29,240
AEROSPACE (3.0%)
Lockheed Martin LMT..............................................................           6,500           6,503
Air 2 US 1999-A 8.027% 10/01/19..................................................           5,450           5,412
                                                                                                       ----------
                                                                                                           11,915
AIRLINES (2.2%)
United Airlines Series 1991-A1 9.200% 3/22/08....................................           2,937           3,078
Delta Airlines 8.300% 12/15/29...................................................           6,000           5,811
                                                                                                       ----------
                                                                                                            8,889
ASSET-BACKED OBLIGATIONS (3.7%)
First Boston Mortgage Securities Series 1993-H1 Class A-IO
   (Effective Yield 12.820%) 9/28/13.............................................           5,225              26
Green Tree Home Improvement Loan Trust
   Series 1994-A Class A
   7.050% 3/15/14................................................................             807             797
Green Tree Recreational, Equipment & Consumer Trust
   Series 1998-C Class A6 6.700% 2/15/14.........................................           4,500           4,352
JPMC 199-C8 A2 7/15/31
   7.400% 7/15/31................................................................          10,000           9,841
                                                                                                      ----------
                                                                                                           15,016
AUTOMOTIVE (1.2%)
Federal-Mogul 7.500% 7/1/04......................................................           5,000           4,709

SR&F INTERMEDIATE BOND PORTFOLIO Continued
-----------------------------------------------------------------------------------------------------------------

                                                                                              Par           Value
-----------------------------------------------------------------------------------------------------------------
BANKING (12.8%)
Asset Securitization Corp. 6.750% 2/14/41........................................         $ 6,500      $    6,221
Barclays Bank PLC. 7.400% 12/15/09...............................................           6,000           5,882
Citicorp 8.040% 12/15/19.........................................................           9,000           8,841
Countrywide Home 6.850% 6/15/04..................................................           7,500           7,338
Deutsche Bank 7.872% 12/29/49 (a)................................................           4,500           4,224
Korea Development Bank 7.150% 4/22/04............................................           3,000           2,993
Merita Bank Limited 7.150% 9/11/49...............................................           4,500           4,381
Republic of Argentina (zero coupon) 10/15/03.....................................           7,000           4,585
Sanwa Bank LTD. 8.350% 7/15/29...................................................           4,100           4,115
Sovereign Bank 10.500% 11/15/06..................................................           2,750           2,797
                                                                                                       ----------
                                                                                                           51,377
BUILDING AND CONSTRUCTION (1.5%)
Owens Corning 7.000% 3/15/09.....................................................           4,750           4,152
PYCSA Panama 10.280% 12/15/12 (a)................................................           3,182           1,909
                                                                                                       ----------
                                                                                                            6,061
ENERGY SERVICES (0.9%)
AES Eastern Energy 9.670% 1/2/29 (a).............................................           4,000           3,738

FINANCIAL (13.9%)
Amvescap 6.600% 5/15/05 (a)......................................................           5,000           4,721
Bistro Trust 9.500% 12/31/02 (a).................................................           3,000           2,813
Dana Credit Corp. 7.250% 12/16/02................................................           5,000           4,980
Duke Capital Corp. 7.25% 10/01/04................................................           4,000           3,982
Cigna CBO Series 1996-1 Class A-2 6.460%11/15/08 (a).............................           5,000           5,013
Corporacion Andina de Fomento (Yankee Issue) 7.100% 2/1/03.......................           6,000           5,897
First Industrial L.P.
   7.500% 12/1/17................................................................           6,000           5,023
   7.600% 7/15/28................................................................           1,250           1,013
Jackson National Life European 9.060% 10/3/01....................................           1,000           1,006
KBC Bank Fund Trust 3, 9.860% 11/29/04...........................................           5,500           5,641
Stagecoach Holdings 8.625 % 11/15/09.............................................           6,000           5,972
Sunamerica Euro 5.750 2/16/09....................................................           4,750           4,194
TPSA Finance BV 7.750% 12/10/08..................................................           6,000           5,600
                                                                                                       ----------
                                                                                                           55,855
FOREIGN SOVEREIGN REGIONAL BONDS (1.6%)
Republic of Philippines 7.125% 1/15/09...........................................           3,000           2,957
State of Qatar 9.500% 5/21/09 (a)................................................           3,500           3,678
                                                                                                       ----------
                                                                                                            6,635
HEALTH SERVICE AND EQUIPMENT (1.9%)
Tenet Healthcare 7.875% 1/15/03..................................................           4,000           3,920
Lilly Del Mar 7.170% 8/01/29.....................................................           3,750           3,632
                                                                                                       ----------
                                                                                                            7,552
HOTELS AND ENTERTAINMENT (1.9%)
Prime Hospitality 9.250% 1/15/06.................................................           2,750           2,778
Marriott International 7.875% 9/15/09............................................           5,000           4,927
                                                                                                       ----------
                                                                                                            7,705
INSURANCE (5.2%)
Florida Windstorm 7.125% 2/25/19 (a).............................................           2,375           2,185
Prudential Insurance 7.650% 7/1/07 (a)...........................................           7,250           7,191
Royal and Sun Alliance 8.950% 10/15/29...........................................           6,000           5,844
Zurich Capital Trust 8.376% 6/1/37 (a)...........................................           6,000           5,725
                                                                                                       ----------
                                                                                                           20,945

SR&F INTERMEDIATE BOND PORTFOLIO Continued
-----------------------------------------------------------------------------------------------------------------

                                                                                              Par           Value
-----------------------------------------------------------------------------------------------------------------
MANUFACTURING (5.4%)
Abitibi-Consolidated 8.500% 8/01/29..............................................         $ 1,500      $    1,435
Buhrmann US Inc. 12.250% 11/01/09................................................           3,000           3,120
PDVSA Finance 8.750% 2/15/04 (a).................................................           3,500           3,386
PDVSA Finance Limited Series 1998-1D 7.400% 8/15/16 (a)..........................           2,500           1,846
Tyco International Group (Yankee Issue) 6.875% 9/05/02...........................           5,500           5,401
USX Corp 7.200% 2/15/04..........................................................           6,800           6,710
                                                                                                       ----------
                                                                                                           21,898
MINING AND AGRICULTURE (2.6%)
Freeport-McMoRan Copper & Gold 7.500% 11/15/06...................................           2,700           1,890
PT Alatief Freeport (Yankee Issue) 9.750% 4/15/01................................           3,000           2,655
Yosemite Securities Trust 8.250% 11/15/04........................................           6,000           5,915
                                                                                                       ----------
                                                                                                           10,460
MORTGAGE-BACKED SECURITIES (10.6%)
American Mortgage Trust Series 1993-3 Class 3B
   8.190% 9/27/22................................................................           1,464           1,420
Diversified Reit Trust Series 1999-1A Class C
   6.780% 3/18/11 (a)............................................................           5,000           4,480
Kidder Peabody Acceptance Series 1994-C3 Class A2
   8.500% 4/1/07.................................................................           3,239           3,363
Lehman Brothers Commercial Conduit Mortgage Trust
   6.210% 10/15/08...............................................................          10,000           9,150
Mellon Residential Funding Series 1998-TBC1 Class A3
   5.610% 10/25/28...............................................................           4,500           4,312
Merrill Lynch Mortgage Investors Series 1995-C3 Class A3
   7.060% 12/26/25...............................................................           4,000           3,918
Merrill Lynch Trust Series 20 Class D 8.000% 12/20/18............................           1,275           1,273
Nomura Asset Securities Series 1996-MD5 Class A-1B
   7.120% 4/13/36................................................................           3,000           2,900
Option One Mortgage Securities Series 1999-B Class CTFS
   9.660% 3/26/29 (a)............................................................           3,714           3,655
PNC Mortgage Securities Series 1996-1 Class A
   7.500% 6/25/26................................................................           3,357           3,241
Structured Assets Securities
   Series 1996-CFL Class C
   6.525% 2/25/28................................................................           3,684           3,656
   Series 1996-CFL Class X1-IO
   Zero Coupon (Yield to Maturity 9.806%) 2/25/28................................          26,007           1,342
                                                                                                       ----------
                                                                                                           42,710
NATURAL GAS AND OIL (5.4%)
Baker Hughes 6.875% 1/15/29 (a)..................................................           6,250           5,465
Gulf Canada Resources (Yankee Issue) 8.250% 3/15/17..............................           3,000           2,640
Noble Drilling 7.500% 3/15/19....................................................           5,310           4,990
Petroleos Mexicanos 9.657% 7/15/05...............................................           4,000           3,900
YPF Sociedad Anonima (Yankee Issue)
   7.500% 10/26/02...............................................................           2,568           2,532
   10.000% 11/02/28..............................................................           2,000           2,194
                                                                                                       ----------
                                                                                                           21,721
PRINTING AND PUBLISHING (0.5%)
World Color Press 7.750% 2/15/09 (a).............................................           2,000           1,877

SR&F INTERMEDIATE BOND PORTFOLIO Continued
-----------------------------------------------------------------------------------------------------------------

                                                                                              Par           Value
-----------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST (2.9%)
Federal Realty Investment Trust
   6.625% 12/1/05................................................................         $ 2,750      $    2,444
   7.480% 8/15/26................................................................           3,500           3,138
Meditrust 7.820% 9/10/26.........................................................           4,200           2,961
Storage USA 7.125% 11/1/03.......................................................           3,250           3,092
                                                                                                       ----------
                                                                                                           11,635
RETAIL (2.6%)
Tommy Hilfiger USA 6.850% 6/1/08.................................................           3,000           2,691
Price/Costco 7.125% 6/15/05......................................................           5,250           5,166
Kmart Corp. 8.375% 12/01/04......................................................           2,500           2,472
                                                                                                       ----------
                                                                                                           10,329
SAVINGS AND LOANS (0.8%)
GS Escrow 7.000% 8/1/03 (a)......................................................           3,000           2,766

TELECOMMUNICATIONS (2.6%)
CSC Holdings 7.875% 2/15/18......................................................           4,250           4,046
Frontier Corp. 7.250% 5/15/04....................................................           7,000           6,457
                                                                                                       ----------
                                                                                                           10,503
TRANSPORTATION (0.7%)
Federal Express Pass-Through Certificates Series A1 7.530% 9/23/06...............           3,150           3,109

UTILITIES (4.5%)
Israel Electric Corp. LTD. 8.250% 10/15/09.......................................           3,250           3,222
Edison International Inc. 6.875% 9/15/04.........................................           8,875           8,710
Oglethorpe Power 6.974% 6/30/11 (a)..............................................           3,685           3,497
Utilicorp United Inc. 7.625 11/15/09.............................................           3,000           2,805
                                                                                                       ----------
                                                                                                           18,234
TOTAL LONG-TERM OBLIGATIONS
   (cost of $412,084)(b).........................................................                         395,305
                                                                                                       ----------
-----------------------------------------------------------------------------------------------------------------

SR&F INTERMEDIATE BOND PORTFOLIO Continued
-----------------------------------------------------------------------------------------------------------------

                                                                                                            Value
-----------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES (1.7%)............................................                      $    7,024
                                                                                                       ----------
NET ASSETS (100.0%)..............................................................                      $  402,329
                                                                                                       ==========
-----------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

(a) Represents private placement securities issued under Rule 144A, which are exempt from the registration requirements requirements of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such such as the Portfolio, and any resale must be in an exempt transaction, normally to other qualified institutional investors. At December 31, 1999, the aggregate value of the Portfolio's private placement securities was $68,169 which represented 15.8% of net assets.

(b) At December 31, 1999, the cost of investments for financial statement and federal income tax purposes was identical.


   The following short futures contracts were open at December 31, 1999:

                                          NUMBER OF                                                   UNREALIZED
                         TYPE             CONTRACTS          POSITION           EXPIRATION               GAIN
                      -----------        ----------         ----------          ----------            ----------
                      U.S. T-Note            15                Short              Mar-00                  $72

See accompanying Notes to Financial Statements.

SR&F INTERMEDIATE BOND PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1999 (Unaudited)
(All amounts in thousands)



ASSETS
Investments, at market value (cost $412,084) ...........................  $395,305
Receivable for investments sold ........................................    10,911
Interest receivable ....................................................     6,169
Cash ...................................................................       863
Variation margin on futures ............................................        61
                                                                          --------
   Total assets ........................................................   413,309
                                                                          --------

LIABILITIES
Payable for investments purchased ......................................    10,713
Other liabilities ......................................................       267
                                                                          --------
   Total liabilities ...................................................    10,980
                                                                          --------
   Net assets applicable to investors' beneficial interest .............  $402,329
                                                                          ========




See accompanying Notes to Financial Statements.

SR&F INTERMEDIATE BOND PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 1999 (Unaudited)
(All amounts in thousands)


INVESTMENT INCOME
Interest income ...............................................................................  $ 15,992
Dividend income ...............................................................................       155
                                                                                                 --------
   Total income ...............................................................................    16,147

EXPENSES

Management fees ...............................................................................       747
Transfer Agent fees ...........................................................................         3
Accounting fees ...............................................................................        17
Trustees fees .................................................................................         8
Custodian fees ................................................................................         4
Audit fees ....................................................................................         8
Legal fees ....................................................................................         2
Other .........................................................................................        16
                                                                                                 --------
   Total expenses .............................................................................       805
                                                                                                 --------
   Net investment income ......................................................................    15,342
                                                                                                 --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES TRANSACTIONS
Net realized loss on investments ..............................................................    (4,009)
Net realized gain on futures transactions .....................................................       624
Net change in unrealized appreciation/depreciation on investments and futures transactions ....    (6,742)
                                                                                                 --------
   Net loss on investments and futures transactions ...........................................   (10,127)
                                                                                                 --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........................................  $  5,215
                                                                                                 ========

See accompanying Notes to Financial Statements.

SR&F INTERMEDIATE BOND PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(All amounts in thousands)


                                                                                                  (UNAUDITED)
                                                                                                  SIX MONTHS            YEAR
                                                                                                       ENDED           ENDED
                                                                                                DECEMBER 31,        JUNE 30,
                                                                                                        1999            1999
                                                                                                ------------       ---------
OPERATIONS
Net investment income .......................................................................      $  15,342       $  29,891
Net realized gain (loss) on investments and futures transactions ............................         (3,385)            147
Net change in unrealized appreciation/depreciation on investments and futures transactions ..         (6,742)        (17,001)
                                                                                                   ---------       ---------
   Net increase in net assets resulting from operations .....................................          5,215          13,037
                                                                                                   ---------       ---------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions ...............................................................................        111,897          97,305
Withdrawals .................................................................................       (148,342)       (116,948)
                                                                                                   ---------       ---------
   Net decrease from transactions in investors' beneficial interest .........................        (36,445)        (19,643)
                                                                                                   ---------       ---------
   Net decrease in net assets ...............................................................        (31,230)         (6,606)

NET ASSETS
Beginning of period .........................................................................        433,559         440,165
                                                                                                   ---------       ---------
End of period ...............................................................................      $ 402,329       $ 433,559
                                                                                                   =========       =========


See accompanying Notes to Financial Statements.

STEIN ROE ADVISOR INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1999 (Unaudited)
(All amounts in thousands, except per-share amount)


ASSETS
Investment in SR&F Intermediate Bond Portfolio, at value .......................  $ 550
Receivable due to Advisor ......................................................     30
Receivable for fund shares sold ................................................      4
Other assets ...................................................................     14
                                                                                  -----
   Total assets ................................................................    598
                                                                                  -----

LIABILITIES
Dividends payable ..............................................................      1
Other liabilities ..............................................................      5
                                                                                  -----
   Total liabilities ...........................................................      6
                                                                                  -----
   Net assets ..................................................................  $ 592
                                                                                  =====
ANALYSIS OF NET ASSETS
Paid-in capital ................................................................  $ 731
Undistributed net investment income ............................................      2
Accumulated net realized loss on investments and futures transactions ..........    (73)
Net unrealized depreciation on investments and futures transactions ............    (68)
                                                                                  -----
   Net assets ..................................................................  $ 592
                                                                                  =====

Shares outstanding (unlimited number authorized) ...............................     63
                                                                                  =====

Net asset value per share ......................................................  $9.41
                                                                                  =====

See accompanying Notes to Financial Statements.

STEIN ROE ADVISOR INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 1999 (Unaudited)
(All amounts in thousands)

INVESTMENT INCOME
Interest allocated from SR&F Intermediate Bond Portfolio ......................................   $ 37
                                                                                                  ----
EXPENSES
Expenses allocated from SR&F Intermediate Bond Portfolio ......................................      2
12b-1 distribution and service fees ...........................................................      1
Transfer agent fee ............................................................................      2
Accounting fee ................................................................................     13
Trustees fees .................................................................................      3
Custodian fee .................................................................................      1
Audit fee .....................................................................................      1
Legal fee .....................................................................................      1
Registration fee ..............................................................................    --
Other .........................................................................................    --
                                                                                                  ----
   Total expenses .............................................................................     24
Reimbursement of expenses by investment Advisor ...............................................    (19)
                                                                                                  ----
   Net expenses ...............................................................................      5
                                                                                                  ----
   Net investment income ......................................................................     32
                                                                                                  ----
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES TRANSACTIONS
   ALLOCATED FROM SR&F INTERMEDIATE BOND PORTFOLIO
Net realized loss on investments and futures transactions .....................................    (31)
Net change in unrealized appreciation/depreciation on investments and futures transactions ....      6
                                                                                                  ----
   Net loss on investments and futures transactions ...........................................    (25)
                                                                                                  ----
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........................................   $  7
                                                                                                  ====

See accompanying Notes to Financial Statements.

STEIN ROE ADVISOR INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(All amounts in thousands)


                                                                                  (UNAUDITED)
                                                                                   SIX MONTHS           YEAR
                                                                                        ENDED          ENDED
                                                                                 DECEMBER 31,       JUNE 30,
                                                                                         1999           1999
                                                                                   ----------     ----------
OPERATIONS
Net investment income ..........................................................      $    32        $   216
Net realized loss on investments and futures transactions allocated
   from SR&F Intermediate Bond Portfolio .......................................          (31)           (34)
Net change in unrealized appreciation/depreciation on investments and
   futures transactions allocated from SR&F Intermediate Bond Portfolio ........            6            (83)
                                                                                      -------        -------
   Net increase in net assets resulting from operations ........................            7             99
                                                                                      -------        -------

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income .......................................          (32)          (218)
                                                                                      -------        -------

SHARE TRANSACTIONS
Subscriptions to fund shares ...................................................            2          2,832
Value of distributions reinvested ..............................................           29            194
Redemptions of fund shares .....................................................       (1,120)        (3,323)
                                                                                      -------        -------
   Net decrease from share transactions ........................................       (1,089)          (297)
                                                                                      -------        -------
   Net decrease in net assets ..................................................       (1,114)          (416)

NET ASSETS
Beginning of period ............................................................        1,706          2,122
                                                                                      -------        -------
End of period ..................................................................      $   592        $ 1,706
                                                                                      =======        =======
ANALYSIS OF CHANGES IN SHARES OF BENEFICIAL INTEREST
Subscriptions to fund shares ...................................................          (a)            285
Issued in reinvestment of distributions ........................................            3             20
Redemptions of fund shares .....................................................         (117)          (340)
                                                                                      -------        -------
   Net increase(decrease) in fund shares .......................................         (114)           (35)
Shares outstanding at beginning of period ......................................          177            212
                                                                                      -------        -------
Shares outstanding at end of period ............................................           63            177
                                                                                      =======        =======

(a)  Rounds to less than one.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
(All amounts in thousands) (Unaudited)

NOTE 1. ORGANIZATION

Stein Roe Advisor Intermediate Bond Fund (the "Fund") is a series of Liberty-Stein Roe Advisor Trust (the "Trust"), formerly Stein Roe Advisor Trust, an open-end management investment company organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F Intermediate Bond Portfolio (the "Portfolio"), which seeks high current income consistent with capital preservation by investing primarily in a diversified portfolio of marketable debt securities with an expected average life between three and 10 years.
    The Portfolio is a series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on February 2, 1998. At commencement, Stein Roe Intermediate Bond Fund contributed $427,315 in securities and other assets in exchange for beneficial ownership of the Portfolio. On February 4, 1998, Stein Roe Advisor Intermediate Bond Fund contributed $100 in securities and other assets. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At December 31, 1999, Stein Roe Advisor Intermediate Bond Fund owned 0.1% of the Portfolio.


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following summarizes the significant accounting policies of the Fund and the Portfolio. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on trade date. Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.
    Securities purchased on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The values of such securities are subject to market fluctuations during this period. The Portfolio had no when-issued or delayed delivery purchase commitments as of December 31, 1999.

INVESTMENT VALUATIONS

Long-term debt securities are valued using market quotations if readily available at the time of valuation. If market quotations are not readily available, they are valued at a fair value using a procedure determined in good faith by the Board of Trustees, which has authorized the use of market valuations provided by a pricing service. Short-term debt securities with remaining maturities of 60 days or less are valued at their amortized cost. Those with remaining maturities of more than 60 days for which market quotations are not readily available are valued by use of a matrix, prepared by the Advisor, based on quotations for comparable securities. Other securities and assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

FUTURES CONTRACTS

During the six months ended December 31, 1999, the Portfolio entered into U.S. Treasury security futures contracts to either hedge against expected declines of its portfolio securities or as a temporary substitute for the purchase of individual bonds. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Portfolio seeks to close out a contract, and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged.
    Upon entering into a futures contract, the Portfolio deposits with its custodian cash or securities in an amount sufficient to meet the initial margin requirements. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires. See the Portfolio's Portfolio of Investments for a summary of open futures contracts at December 31, 1999.

FEDERAL INCOME TAXES

No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and makes distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

to its owners based on methods approved by the Internal Revenue Service.
    The Fund intends to utilize provisions of the federal income tax laws which allows them to carry a realized capital loss forward up to eight years following the year of the loss and offset such losses against any future realized gains.
    At June 30, 1999, the Fund had capital loss carryforwards of $5 expiring in 2006 and $28 expiring in 2007.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, are distributed annually. Dividends are determined in accordance with income tax principles, which may treat certain transactions differently than generally accepted accounting principles. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Permanent differences in the recognition or classification of income between the financial statements and tax earnings are reclassified to paid-in capital.

NOTE 3. TRUSTEES' FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio pays a monthly management fee and the Fund pays a monthly administrative fee to Stein Roe & Farnham Incorporated (the "Advisor"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, for its services as investment advisor and manager.
    The management fee for the Portfolio is computed at an annual rate of 0.35% of average daily net assets. The administrative fee for the Fund is computed at an annual rate of 0.15% of average daily net assets.
    The Advisor also provides fund accounting services.
    The Advisor has agreed to reimburse the Fund to the extent that expenses exceed 1.00% of average annual net assets. This expense limitation expires on January 31, 2001, subject to earlier termination by the Advisor on 30 days notice.
    Shares of the Fund are distributed by Liberty Funds Distributor, Inc. (the "Distributor"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company. The trustees of the Trust have adopted a plan of distribution and service pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). The Plan provides that, as compensation for services and/or distribution, the Distributor receives from the Fund a fee at an annual rate not to exceed 0.25% of average daily net assets.
    Transfer agent fees are paid to Liberty Funds Distributor, Inc., an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company. The Transfer Agent provides shareholder services for a monthly fee equal to 0.30% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.
    Certain officers and trustees of the Trust are also officers of the Advisor. No remuneration was paid to any other trustee or officer of the Trust who is affiliated with the Advisor.

NOTE 4. SHORT-TERM DEBT

To facilitate portfolio liquidity, the Fund and the Portfolio maintain borrowing arrangements under which they can borrow against portfolio securities. There were no borrowings by either the Fund or the Portfolio during the six months ended December 31, 1999.

NOTE 5. INVESTMENT TRANSACTIONS

The Portfolio's aggregate cost of purchases and proceeds from sales or maturity of securities, excluding short-term obligations, for the six months ended December 31, 1999, were $778,960 and $799,240, respectively. Unrealized appreciation (depreciation) at December 31, 1999 for both financial statement and federal income tax purposes for the Portfolio was:

Gross unrealized appreciation......       $  1,372
Gross unrealized depreciation......        (18,151)
                                          --------
Net unrealized depreciation........       $(16,779)
                                          ========

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

STEIN ROE ADVISOR INTERMEDIATE BOND FUND

Selected per-share data (for a share outstanding throughout each period), ratios and supplemental data.

                                                                         (UNAUDITED)
                                                                         SIX MONTHS            YEAR         PERIOD
                                                                              ENDED           ENDED          ENDED
                                                                       DECEMBER 31,        JUNE 30,       JUNE 30,
                                                                               1999            1999        1998 (a)
                                                                       ------------        --------       --------
NET ASSET VALUE, BEGINNING OF PERIOD...............................          $ 9.64          $10.01         $10.00
                                                                             ------          ------         ------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income...........................................            0.36            0.60           0.24
   Net realized and unrealized gain (loss).........................           (0.23)          (0.36)          0.01
                                                                             ------          ------         ------
     Total from investment operations..............................            0.13            0.24           0.25
                                                                             ------          ------         ------
DISTRIBUTIONS
   Net investment income...........................................           (0.36)          (0.61)         (0.24)
                                                                             ------          ------         ------
NET ASSET VALUE, END OF PERIOD.....................................          $ 9.41          $ 9.64         $10.01
                                                                             ======          ======         ======

Ratio of net expenses to average net assets (b)....................            1.00%(c)        1.00%          1.00%(c)
Ratio of net investment income to average net assets (d)...........            7.06%(c)        6.13%          6.06%(c)
Total return (d)...................................................            0.91%(e)        2.45%          2.52%(e)
Net assets, end of period (000's)..................................          $  592          $1,706         $2,122

(a)  From commencement of operations on February 4, 1998.

(b) If the Fund had paid all of its expenses and there had been no reimbursement by the Advisor, this ratio would have been 4.08% (annualized) for the six months ended December 31, 1999, 3.86% for the year ended June
     30, 1999 and 10.50% (annualized) for the period ended June 30, 1998, respectively.

(c)  Annualized.

(d)  Computed giving effect to Advisor's expense limitation undertaking.

(e)  Not annualized.


--------------------------------------------------------------------------------

SR&F INTERMEDIATE BOND PORTFOLIO


                                                                        (UNAUDITED)
                                                                         SIX MONTHS              YEAR           PERIOD
                                                                              ENDED             ENDED            ENDED
                                                                       DECEMBER 31,          JUNE 30,         JUNE 30,
                                                                               1999              1999         1998 (A)
                                                                      --------------- ---------------  ---------------
SELECTED RATIOS
Ratio of net expenses to average net assets......................              0.38%(b)          0.36%            0.39%(b)
Ratio of net investment income to average net assets.............              7.21%(b)          6.41%            6.77%(b)
Portfolio turnover rate..........................................               188%(c)           253%              86%(c)


(a)  From commencement of operations on February 2, 1998.

(b)  Annualized.

(c)  Not annualized.


TO CONTACT US. . .
--------------------------------------------------------------------------------

BY PHONE 800-338-2550

You can discuss your investment questions with a Stein Roe account representative by calling us toll free. We'll be happy to answer questions about your current account, or to provide you with information about opening a Stein Roe account, including Stein Roe Traditional, Roth and Education IRAs. We're available Monday through Friday, from 8 a.m. to 8 p.m. ET, and Saturdays from 10 a.m. to 2 p.m. ET.

STEIN ROE'S FUNDS-ON-CALL(R)
24-HOUR SERVICE LINE

Using a touch-tone phone, call our toll-free number, day or night, for your current account balance, the latest Stein Roe Fund prices and yields, and other information. In addition, if you have a Personal Identification Number (PIN), you may place orders for the following transactions 24 hours a day:
o Exchange shares between your Stein Roe accounts;
o Purchase fund shares by electronic transfer;
o Order additional account statements and money market fund checks;
o Redeem shares by check, wire or electronic transfer.

RETIREMENT PLAN ACCOUNTS

Call us for information about how we can assist you with your defined contribution plan, including 401(k) plans. You can reach us toll free at 800-322-1130. For information on Traditional, Roth and Education IRA plans, call us toll free at 800-338-2550.

BY MAIL OR E-MAIL

If you prefer to contact us by mail, please address all correspondence to:
P.O. Box 8900, Boston, MA 02205-8900. To contact us by e-mail, send correspondence directly to: comments@steinroe.com or visit us at www.steinroe.com on the Internet.

ADDITIONAL REPORTS

The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call 800-338-2550 and additional reports will be sent to you.

Must be preceded or accompanied by a prospectus.

ADVISOR TRUST
--------------------------------------------------------------------------------
TRUSTEES
John A. Bacon, Jr.
Private Investor
William W. Boyd
Chairman and Director, Sterling Plumbing
  Group Inc.
Lindsay Cook
Executive Vice President, Liberty Financial
  Companies, Inc.
Douglas A. Hacker
Executive Vice President and Chief Financial Officer,
  United Airlines
Janet Langford Kelly
Executive Vice President, Secretary and General
  Counsel, Kellogg Company
Charles R. Nelson
Van Voorhis Professor of Political Economy,
  University of Washington
Thomas C. Theobald
Managing Partner, William Blair Capital Partners

OFFICERS
Stephen E. Gibson, President
William D. Andrews, Executive Vice President
Kevin M. Carome, Executive Vice President,
  Secretary
Loren Hanson, Executive Vice President,
Christine Balzano, Vice President
David P. Brady, Vice President
Daniel K. Cantor, Vice President
Denise Chasmer, Vice President
J. Kevin Connaughton, Vice President
Erik P. Gustafson, Vice President
Harvey B. Hirschhorn, Vice President
Timothy Jacoby, Vice President
Michael T. Kennedy, Vice President
Gail D. Knudsen, Vice President
Stephen F. Lockman, Vice President
Lynn C. Maddox, Vice President
Mary D. McKenzie, Vice President
Arthur J. McQueen, Vice President
Maureen Newman, Vice President
Nicholas Norton, Vice President
Nicolette D. Parrish, Vice President,
  Assistant Secretary
Michael Fisher, Assistant Treasurer


AGENTS AND ADVISORS
Stein Roe & Farnham Incorporated
   Investment Advisor
State Street Bank and Trust Company
   Custodian
Liberty Funds Services Inc.
   Transfer Agent
Bell, Boyd & Lloyd
   Legal Counsel to the Trust
Ernst & Young LLP
   Independent Auditors

                               Stein Roe & Farnham
                             One South Wacker Drive
                             Chicago, IL 60606-1130
                                www.steinroe.com

                      Liberty Funds Distributor, Inc. 2/00
                         DIR-03/277A-0100 (2/00) 00/213